Significant accounting policies - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2021
Vehicles, furniture and other assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3
Vehicles, furniture and other assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10
Machinery and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5
Machinery and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20
Buildings and other constructions | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5
Buildings and other constructions | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50